PROPERTY, PLANT AND EQUIPMENT - Schedule of Valuation Metrics (Details) - yr	Dec. 31, 2020	Dec. 31, 2019
North America
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,041	2,040
Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,048	2,047
Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,040	2,039
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,035	2,035
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	7
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	21
Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10
Utilities [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		10
Utilities [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		20
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10
Transport | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		10
Transport | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		20
Energy [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	5	5
Energy [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Sustainable Resources [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10
Sustainable Resources [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		3
Sustainable Resources [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		21
Property, plant and equipment [member] | Hydroelectric [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	8.90%	9.80%
Property, plant and equipment [member] | Hydroelectric [Member] | Renewable Power | Minimum | North America | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	5.80%	6.20%
Property, plant and equipment [member] | Hydroelectric [Member] | Renewable Power | Maximum | North America | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	6.20%	6.70%
Property, plant and equipment [member] | Utilities [Member] | Infrastructure | Minimum | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.00%	7.00%
Terminal capitalization rate	700.00%	800.00%
Property, plant and equipment [member] | Utilities [Member] | Infrastructure | Maximum | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	14.00%	14.00%
Terminal capitalization rate	2300.00%	2100.00%
Property, plant and equipment [member] | Transport | Infrastructure | Minimum | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.00%	7.00%
Terminal capitalization rate	900.00%	900.00%
Property, plant and equipment [member] | Transport | Infrastructure | Maximum | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	13.00%	13.00%
Terminal capitalization rate	1400.00%	1400.00%
Property, plant and equipment [member] | Energy [Member] | Infrastructure | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%	15.00%
Terminal capitalization rate	1000.00%	1000.00%
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	600.00%
Terminal capitalization rate	600.00%
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Minimum | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		5.00%
Terminal capitalization rate		500.00%
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Maximum | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		10.00%
Terminal capitalization rate		1000.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.30%	8.20%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.10%	9.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Minimum | North America | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.10%	4.60%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Minimum | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	3.00%	3.50%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Maximum | North America | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.50%	4.90%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Maximum | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	3.60%	4.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.60%	9.50%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.40%	10.30%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Minimum | North America | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	5.60%	6.10%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Minimum | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	3.60%	4.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Maximum | North America | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	6.00%	6.40%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Maximum | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.70%	5.30%